Share-Based Compensation - Restricted Stock Units (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014 shares	Dec. 31, 2016 USD ($) company shares	Dec. 31, 2015 shares
Number of Shares
Outstanding at beginning of year (in shares)		214,158
Granted (in shares)		0
Canceled/forfeited (in shares)		(47,182)
Vested/Paid (in shares)		(120,068)
Outstanding at end of year (in shares)		46,908	214,158
Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Evaluation period (in days)		20 days
Number of peer group companies | company		12
Earned at end of performance period, percent			50.00%
Number of Shares
Outstanding at beginning of year (in shares)		25,821
Granted (in shares)	60,767	0
Canceled/forfeited (in shares)		(2,285)
Vested/Paid (in shares)		(8,607)
Outstanding at end of year (in shares)		14,929	25,821
Cash settled stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Total value of stock that vested | $		$ 0.3
Number of Shares
Outstanding at beginning of year (in shares)		188,337
Granted (in shares)		0
Canceled/forfeited (in shares)		(44,897)
Vested/Paid (in shares)		(111,461)
Outstanding at end of year (in shares)		31,979	188,337
Restricted Stock Units (RSUs) and Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability for RSUs outstanding and expected to vest		100,000
Minimum | Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earning percentage		0.00%
Maximum | Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earning percentage		200.00%